Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated Other Comprehensive Income

19. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table reflects accumulated other comprehensive income reflected on the Consolidated Balance Sheets as of December 31, 2012 and December 31, 2011:

	As of December 31,
	2011	2012
	US$	US$
Foreign currency translation adjustments	2,841	3,231

Accumulated other comprehensive income	2,841	3,231